Other operating expenses - Other Income and Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	€ 2,531	€ 1,805	€ 1,415	[1]
Other operating income	1,969	859	697	[1]
Other operating income/(expenses), net related to the Regeneron Alliance	(1,231)	(1,373)	(926)
Antibodies collaboration agreement | Regeneron Pharmaceuticals, INC
Disclosure Of Other Operating Income Expenses [Line Items]
Commitments received for development costs	2,700	2,900
Regeneron
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	2,378	1,568	1,090
Other operating income (expense) | Regeneron
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	1,147	195	164
Monoclonal Antibody Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	2,367	1,429	1,001
Monoclonal Antibody Alliance | Share of profit or loss from commercialization of monoclonal antibodies
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	2,325	1,253	727
Monoclonal Antibody Alliance | Share of profit or loss from commercialization of Zaltrap
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	434	127	75
Monoclonal Antibody Alliance | Commercialization related expenses
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	476	303	349
Immuno-Oncology Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	16	68	89
Others
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income and expenses	€ 1,120	€ (12)	€ (14)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.